KEELEY Small-Mid Cap Value Fund
Schedule of Investments—December 31, 2021 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 98.9%
Banking  — 3.1%
10,762 PacWest Bancorp ................................................ $ 486,119
16,853 Umpqua Holdings Corp. .................................. 324,252
5,940 Wintrust Financial Corp. ................................... 539,471
1,349,842
Broadcasting  — 1.4%
4,162 Nexstar Media Group Inc., Cl. A ...................... 628,379
Building and Construction  — 7.3%
10,762 Apogee Enterprises Inc. .................................... 518,190
7,588 Fortune Brands Home & Security Inc. ............. 811,157
16,036 Summit Materials Inc., Cl. A† ........................... 643,685
5,152 The Howard Hughes Corp.† ............................ 524,371
24,898 Tri Pointe Homes Inc.† ...................................... 694,405
3,191,808
Business Services  — 7.0%
5,736 Adtalem Global Education Inc.† ...................... 169,556
7,918 IAA Inc.† ............................................................ 400,809
3,984 Lamar Advertising Co., Cl. A, REIT ................. 483,259
21,090 Nielsen Holdings plc ......................................... 432,556
17,258 Outfront Media Inc., REIT ................................ 462,860
15,940 Vontier Corp. ..................................................... 489,836
4,214 WEX Inc.† ........................................................... 591,604
3,030,480
Communication Services  — 1.0%
4,008 Ziff Davis Inc.† ................................................... 444,327
Computer Software and Services  — 5.4%
3,175 Black Knight Inc.† .............................................. 263,176
7,486 CDK Global Inc. ................................................. 312,466
19,581 Cognyte Software Ltd.† ..................................... 306,834
34,315 N-able Inc.† ........................................................ 380,896
4,908 TD SYNNEX Corp. ............................................ 561,279
8,477 Verint Systems Inc.† .......................................... 445,127
4,872 Vimeo Inc.† ........................................................ 87,501
2,357,279
Consumer Products  — 6.7%
7,004 Brunswick Corp. ................................................ 705,513
14,366 Kontoor Brands Inc. ........................................... 736,258
3,706 PVH Corp. .......................................................... 395,245
6,192 Spectrum Brands Holdings Inc. ........................ 629,850
17,460 The Aaron's Co. Inc. .......................................... 430,389
2,897,255
Diversified Industrial  — 13.4%
2,080 Acuity Brands Inc. ............................................. 440,378
7,004 Altra Industrial Motion Corp. .......................... 361,196
1,752 Chart Industries Inc.† ........................................ 279,427
14,606 Colfax Corp.† ..................................................... 671,438
4,728 Crane Co. ............................................................ 480,979
48,576 GrafTech International Ltd. .............................. 574,654
7,208 GXO Logistics Inc.† ........................................... 654,703
36,771 Harsco Corp.† .................................................... 614,443
5,127 ITT Inc. ............................................................... 523,928
2,004 John Bean Technologies Corp. .......................... 307,734
20,709 nVent Electric plc ............................................... 786,942
1,472 XPO Logistics Inc.† ............................................ 113,977
5,809,799
Energy and Utilities  — 13.4%
13,196 Atlantica Sustainable Infrastructure plc ........... 471,889
Shares
Market
Value
17,054 ChampionX Corp.† ............................................ $ 344,661
10,550 Chesapeake Energy Corp. ................................. 680,686
4,136 Diamondback Energy Inc. ................................. 446,068
4,872 Evergy Inc. ......................................................... 334,268
32,782 International Seaways Inc. ................................ 481,240
21,598 MDU Resources Group Inc. .............................. 666,082
16,700 NRG Energy Inc. ................................................ 719,436
4,770 Oasis Petroleum Inc. .......................................... 600,972
24,314 Primo Water Corp. ............................................. 428,656
53,804 TechnipFMC plc† ............................................... 318,520
253 Texas Pacific Land Corp. ................................... 315,964
5,808,442
Financial Services  — 17.8%
16,064 Air Lease Corp. .................................................. 710,511
22,137 Amerant Bancorp Inc. ....................................... 764,833
23,720 Anzu Special Acquisition Corp. I, Cl. A† ......... 231,270
9,518 Brightsphere Investment Group Inc. ................ 243,661
27,725 Enact Holdings Inc. ........................................... 573,076
28,424 Equitable Holdings Inc. ..................................... 932,023
13,273 FS KKR Capital Corp. ........................................ 277,937
8,324 Popular Inc. ........................................................ 682,901
7,958 PROG Holdings Inc.† ........................................ 358,985
6,753 SouthState Corp. ................................................ 540,983
16,852 Synovus Financial Corp. ................................... 806,705
22,405 Tastemaker Acquisition Corp., Cl. A† .............. 221,585
23,910 TLG Acquisition One Corp., Cl. A† .................. 232,644
16,825 Virtu Financial Inc., Cl. A .................................. 485,065
9,899 Voya Financial Inc. ............................................ 656,403
7,718,582
Food and Beverage  — 1.8%
4,770 Lamb Weston Holdings Inc. ............................. 302,323
10,558 Molson Coors Beverage Co., Cl. B .................... 489,363
791,686
Health Care  — 10.0%
23,692 Bausch Health Cos. Inc.† ................................... 654,136
21,726 CareTrust REIT Inc. ........................................... 496,004
1,954 Laboratory Corp. of America Holdings† ......... 613,966
23,484 Organon & Co. ................................................... 715,088
14,052 Perrigo Co. plc ................................................... 546,623
26,774 Sabra Health Care REIT Inc. ............................. 362,520
7,106 The Ensign Group Inc. ...................................... 596,620
15,276 The Pennant Group Inc.† .................................. 352,570
4,337,527
Hotels and Gaming  — 3.4%
11,116 Gaming and Leisure Properties Inc., REIT ...... 540,905
14,846 VICI Properties Inc., REIT ................................. 447,013
5,330 Wyndham Hotels & Resorts Inc. ...................... 477,834
1,465,752
Metals and Mining  — 0.7%
3,452 Kaiser Aluminum Corp. .................................... 324,281
Retail  — 4.0%
7,816 Bath & Body Works Inc. .................................... 545,479
5,533 Penske Automotive Group Inc. ......................... 593,248
10,795 Victoria's Secret & Co.† ..................................... 599,554
1,738,281
Specialty Chemicals  — 2.5%
5,584 Ashland Global Holdings Inc. .......................... 601,173

KEELEY Small-Mid Cap Value Fund
Schedule of Investments (Continued)—December 31, 2021 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
12,412 Valvoline Inc. ..................................................... $ 462,844
1,064,017
TOTAL COMMON STOCKS ......................... 42,957,737
WARRANTS  — 0.0%
Financial Services  — 0.0%
7,906 Anzu Special Acquisition Corp. I, expire
12/31/27† ......................................................... 6,111
11,202 Tastemaker Acquisition Corp., expire
12/31/25† ......................................................... 5,601
7,970 TLG Acquisition One Corp., expire 01/25/28† . 4,144
TOTAL WARRANTS ....................................... 15,856
SHORT TERM INVESTMENT  — 1.1%
Other Investment Companies  — 1.1%
488,325 Fidelity Government Portfolio, Cl. I, 0.010%* . 488,325
TOTAL INVESTMENTS — 100.0%
(Cost $28,977,675) ........................................... $ 43,461,918
* 1 day yield as of December 31, 2021.
† Non-income producing security.
REIT Real Estate Investment Trust